UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2014

Item 1. Reports to Stockholders.

OppenheimerFunds
THE RIGHT WAY TO INVEST

OPPENHEIMER
SENIOR FLOATING RATE FUND

SEMIANNUAL REPORT 1.31.2014

SR0000.010.0114.ini.indd 29 2/10/14 12:14 PM

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/14

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Credit Suisse Leveraged Loan Index
6-Month	2.86%	-0.74%	2.88%
1-Year	5.78	2.08	5.72
5-Year	13.50	12.70	12.40
10-Year	5.18	4.80	5.03

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 3.50% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

2        OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a total return of 2.86% during the six-month reporting period ended January 31, 2014, performing in line with its benchmark, the Credit Suisse Leveraged Loan Index, which returned 2.88%.

MARKET OVERVIEW

In the months prior to the start of the reporting period, financial markets encountered heightened volatility stemming from remarks by the chairman of the Federal Reserve (the “Fed”). These comments were widely interpreted as a signal that the central bank would begin to back away from its quantitative easing program sooner than most analysts had expected. The shift to a less accommodative policy stance appeared to be triggered by an accelerating U.S. economic recovery in which the unemployment rate declined, housing markets recovered and manufacturing activity increased.

After weathering bouts of volatility and rising long-term interest rates in the immediate wake of the Fed chairman’s comments, financial markets generally stabilized early in the reporting period when investors came to recognize that plans to taper quantitative easing did not necessarily portend imminent increases in short-term rates. Meanwhile, labor markets continued to strengthen, as evidenced by a reduction in the unemployment rate to a multi-year low of

7.2% for August. In September, investors responded positively when the Fed unexpectedly refrained from reducing its monthly bond purchases due to policymakers’ lingering economic concerns. That being said, the U.S. Department of Commerce later estimated that the domestic economy grew at a robust 4.1% annualized rate during the third quarter of the year.

Investors generally lowered their economic expectations in October in the midst of a 16-day U.S. government shutdown caused by Congress’s inability to agree on a funding resolution. At its October meeting, the Fed’s policymaking arm again postponed any cutbacks in quantitative easing, reflecting reduced expectations for economic growth over the near to intermediate term. November told a different story: the economy appeared to gain momentum as the unemployment rate slid to 7.0% with the addition of more than 200,000 new jobs. In addition, manufacturing activity increased at its fastest pace in two years, contributing to further increases in long-term rates.

3        OPPENHEIMER SENIOR FLOATING RATE FUND

The Fed responded to the strengthening economy at its mid-December meeting by implementing a modest cutback in its bond purchasing program. However, the economy produced relatively lackluster data in December as only 75,000 new jobs were created during the month, the lowest monthly gain in three years. The unemployment rate slid to 6.7%, but the decline was mainly due to workers leaving the labor force. In this environment, yields of 10-year U.S. Treasury securities rose above 3% for the first time in approximately two years.

In January 2014, investors worried that ongoing downturns in the emerging markets might dampen the U.S. economic recovery, leading to renewed volatility in stock and bond markets. However, corporate earnings growth generally remained strong, and the unemployment rate fell to 6.6% with the addition of 113,000 jobs. The Fed announced an additional “measured” reduction in quantitative easing at its meeting in late January.

FUND PERFORMANCE

Floating-rate bank loans generally performed well compared to other fixed-income securities in the reporting period’s rising interest rate environment. Capital flowed into the bank loan market as investors fled fixed-income bonds in favor of floating-rate investments that historically have maintained their value when interest rates climb. Robust demand for floating-rate bank loans and improving credit fundamentals caused yield differences between floating-rate loans and U.S. Treasury securities to narrow.

The supply of bank loans proved adequate amid rising investor demand, and the Fund continued to identify attractive investment opportunities. We found a relatively large number of bank loans meeting our investment criteria in the broadcasting industry, which ranked as one of the reporting period’s stronger performing areas. The Fund also found attractive values in—and established overweight exposure to—the energy sector.

In addition to broadcasters, the Fund’s top performers during the reporting period included the forest products industry and electric utilities. Conversely, detractors from the Fund’s relative performance included aerospace-and-defense companies, which were hurt by reduced U.S. military involvement in Iraq and Afghanistan, and the gaming and leisure industry. The Fund’s investments in media companies also generally lagged market averages, mainly due to a position in a creator/distributor of imagery that has not yet rallied from what we believe to be a compelling valuation.

STRATEGY & OUTLOOK

As of the reporting period’s end, we expect heightened volatility among fixed-rate bonds to continue as the Fed continues to taper off its quantitative easing program over the

4        OPPENHEIMER SENIOR FLOATING RATE FUND

months ahead. We expect the Fed’s shift to a more moderately accommodative monetary policy, together with further progress in the U.S. economic recovery and low default rates, to keep demand for floating-rate bank loans strong. Therefore, we have maintained a generally constructive posture, and we have encountered no difficulty in finding what we view as attractively valued investment opportunities among floating-rate bank loans.

Joseph Welsh, CFA Portfolio Manager	Margaret Hui, CFA Portfolio Manager

5        OPPENHEIMER SENIOR FLOATING RATE FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES
Media	11.2%
Commercial Services & Supplies	10.9
Health Care Equipment & Supplies	6.9
Hotels, Restaurants & Leisure	5.5
Energy Equipment & Services	4.8
Chemicals	3.8
Diversified Telecommunication Services	3.4
Auto Components	3.3
Health Care Providers & Services	3.1
Electrical Equipment	2.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2014, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	3.0%
BBB	1.2
BB	26.7
B	62.4
CCC	4.7
D	0.0*
Unrated	2.0
Total	100.0%

*Less than 0.005%.

The percentages above are based on the market value of the Fund’s securities as of January 31, 2014 and are subject to change. Except for securities labeled “Unrated” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

6        OPPENHEIMER SENIOR FLOATING RATE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/14

	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OOSAX)	9/8/99	2.86%	5.78%	13.50%		5.18%
Class B (OOSBX)	9/8/99	2.44%	5.16%	12.79%		4.80%
Class C (OOSCX)	9/8/99	2.52%	5.18%	12.97%		4.64%
Class I (OOSIX)	10/26/12	2.92%	6.15%	6.64%	*	N/A
Class N (OOSNX)	10/26/12	2.60%	5.36%	5.90%	*	N/A
Class Y (OOSYX)	11/28/05	3.00%	6.07%	13.80%		5.23%*

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/14

	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OOSAX)	9/8/99	-0.74%	2.08%	12.70%		4.80%
Class B (OOSBX)	9/8/99	-0.56%	2.16%	12.67%		4.80%
Class C (OOSCX)	9/8/99	1.52%	4.18%	12.97%		4.64%
Class I (OOSIX)	10/26/12	2.92%	6.15%	6.64%	*	N/A
Class N (OOSNX)	10/26/12	1.60%	4.36%	5.12%	*	N/A
Class Y (OOSYX)	11/28/05	3.00%	6.07%	13.80%		5.23%*

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 1/31/14
Class A	3.97%
Class B	3.61%
Class C	3.37%
Class I	4.43%
Class N	3.87%
Class Y	4.34%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 3% (1-year) and1% (5-year); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I and Y shares.

7        OPPENHEIMER SENIOR FLOATING RATE FUND

Standardized yield is based on net investment income for the 30-day period ended 1/31/14 and the maximum offering price at the end of the period (including the maximum sales charge) for Class A shares and the net asset value for Class B, Class C, Class I, Class N and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the performance of the Credit Suisse Leveraged Loan Index, a representative index of tradable, senior secured, U.S. dollar-denominated, non-investment-grade loans. The Index is unmanaged and cannot be purchased directly by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8        OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2014.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9        OPPENHEIMER SENIOR FLOATING RATE FUND

Actual	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During 6 Months Ended January 31, 2014
Class A	$1,000.00	$1,028.60	$5.43
Class B	1,000.00	1,024.40	8.45
Class C	1,000.00	1,025.20	8.87
Class I	1,000.00	1,029.20	3.64
Class N	1,000.00	1,026.00	6.87
Class Y	1,000.00	1,030.00	4.10

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.86	5.41
Class B	1,000.00	1,016.89	8.42
Class C	1,000.00	1,016.48	8.83
Class I	1,000.00	1,021.63	3.62
Class N	1,000.00	1,018.45	6.84
Class Y	1,000.00	1,021.17	4.08

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2014 are as follows:

Class	Expense Ratios
Class A	1.06%
Class B	1.65
Class C	1.73
Class I	0.71
Class N	1.34
Class Y	0.80

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2014 Unaudited

	Principal Amount	Value
Corporate Loans—98.9%
Consumer Discretionary—29.2%
Auto Components—3.3%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/25/20[1]	$45,369,594	$45,483,018
Allison Transmission, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 8/23/19[1]	30,888,560	31,023,697
Federal-Mogul Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan:
Tranche B, 2.108%, 12/29/14[1]	35,799,633	35,620,634
Tranche C, 2.108%, 12/29/14[1]	110,160	109,609
Tranche C, 2.108%, 12/28/15[1]	23,030,108	22,914,957
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	33,726,924	33,473,972
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	99,715,000	100,992,648
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	41,397,939	41,967,161
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/18/18[1]	51,671,254	52,175,049
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	31,669,417	31,867,351
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]	76,883,684	77,636,222
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]	30,195,000	30,421,463
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	59,245,741	59,616,027
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/20[1]	51,665,288	52,106,148
TranStar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	30,951,425	30,409,776
		645,817,732

Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	53,103,690	165,949

Distributors—1.6%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/11/19[1]	50,629,648	51,192,903
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[1]	56,540,283	57,155,046
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	38,534,030	39,694,058
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 4/10/19[1]	16,538,859	16,716,238
Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[1]	31,020,835	32,222,892
Container Store, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/6/19[1]	28,943,131	29,078,440
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[1]	49,431,583	49,864,110

11      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Distributors Continued
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 4/23/20[1]	$23,984,220	$24,149,111
Toys R US Property Co. I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.00%, 8/21/19[1]	16,478,700	15,728,919
		315,801,717

Diversified Consumer Services—1.2%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/15/18[1]	111,197,738	111,962,222
Learning Care Group No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 5/8/19[1]	23,019,325	23,206,357
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/23/18[1]	28,016,074	28,261,214
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/12/18[1]	20,716,692	20,854,624
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 12/12/18[1]	29,550,000	30,067,125
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]	13,098,519	13,147,638
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 6/27/18[1]	12,020,000	12,190,288
		239,689,468

Hotels, Restaurants & Leisure—5.5%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/22/16[1]	40,643,981	41,152,031
Allflex Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/17/20[1]	38,403,750	38,643,773
American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 7/3/19[1]	19,900,000	20,248,250
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.25%, 3/18/18[1]	16,555,716	16,535,021
AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities Exit 1st Lien Term Loan, 8.75%, 6/29/18[1]	38,987,618	39,377,494
ARG IH Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/15/20[1]	19,960,000	20,163,752
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.489%, 1/28/18[1]	42,092,143	40,167,943
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.489%, 1/28/18[1]	142,730,245	137,556,274
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	126,240,000	127,958,253
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/1/17[1]	46,020,547	46,595,804
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	13,395,000	13,796,850
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/26/21[1]	44,460,000	44,592,002
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/26/21[1]	8,565,000	8,697,047
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.50%, 1/31/20[1]	25,590,565	25,862,465

12      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/21/18[1]	$28,847,666	$29,041,103
Golden Nugget Biloxi, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.00%, 11/29/16[1]	30,000,000	30,225,000
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/21/19[1]	21,920,916	22,386,735
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.25%, 11/21/19[1]	7,618,894	7,780,795
Great Wolf Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/6/20[1]	29,850,000	30,216,916
Horseshoe Baltimore, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/2/20[1]	8,835,000	9,166,312
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]	17,041,800	17,084,404
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/24/18[1]	50,225,285	50,790,319
MGM Resorts International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 12/20/19[1]	16,126,539	16,163,969
Oceania Cruises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/7/20[1]	29,925,000	30,361,396
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[1]	35,110,194	35,362,320
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/9/18[1]	21,082,695	21,530,702
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]	28,120,307	28,313,634
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 14.573%, 5/20/18[1]	35,225,186	22,015,741
Town Sports International LLC, Sr. Sec. Credit Facilities Term Loan, 4.50%, 11/15/20[1]	34,235,000	34,513,159
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[1]	89,828,834	90,825,395
		1,097,124,859

Household Durables—2.0%
Britax US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/20[1]	26,688,113	26,896,627
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]	45,202,850	45,240,504
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]	25,430,000	25,684,300
Leonardo Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/31/21[1]	30,415,000	30,567,075
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	54,930,320	55,320,820
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 1/30/19[1]	19,646,550	19,720,224
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/19/19[1]	42,785,000	43,068,237
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[1]	48,857,004	49,162,360

13      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables Continued
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/19/19[1]	$19,466,213	$19,758,206
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/18/20[1]	10,070,000	10,422,450
Sun Products Corp., S. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	42,826,740	40,846,003
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	31,550,466	30,130,694
		396,817,500

Internet & Catalog Retail—0.2%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/20/20[1]	47,760,933	48,119,140

Leisure Equipment & Products—1.6%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	49,875,000	50,133,103
CityCenter Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 5.00%, 10/16/20[1]	25,000,000	25,341,150
Four Seasons Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 6/27/20[1]	17,955,000	18,044,775
Four Seasons Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 12/28/20[1]	10,000,000	10,275,000
Hilton Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 10/26/20[1]	52,906,579	53,345,334
Intrawest Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 12/9/20[1]	33,450,000	33,909,938
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[1]	29,850,000	30,092,531
Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/9/19[1]	19,950,000	20,174,437
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/2/20[1]	71,896,489	72,759,247
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13.00%, 5/2/17[1]	1,345,000	1,728,325
Yonkers Racing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/20/19[1]	10,000,000	10,062,500
		325,866,340

Media—11.2%
Activision Blizzard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 10/12/20[1]	44,875,000	45,326,757
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 10/9/16[1]	102,202,346	101,621,632
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[2,3]	26,827,118	1,073,085
Atlantic Broadband Penn LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranhce B, 3.25%, 11/30/19[1]	19,145,491	19,183,092
BATS Global Markets, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 1/17/20[1]	23,195,000	23,368,962
Catalina Marketing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/12/20[1]	54,034,575	54,811,322

14      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media Continued
CBS Outdoor Americas Capital LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.00%, 1/15/21[1]	$23,195,000	$23,308,563
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/13/17[1]	31,284,821	31,754,093
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2]	577,191	2,889
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.91%, 1/30/19[1]	91,486,554	88,962,532
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.81%, 1/29/16[1]	55,711,458	54,433,102
Tranhce E, 7.66%, 7/30/19[1]	50,751,807	50,593,208
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[1]	30,865,000	31,227,509
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 7/26/18[1]	26,387,090	26,563,013
Extreme Reach, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 8/12/19[1]	27,835,000	28,043,762
Extreme Reach, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/9/21[1]	13,915,000	13,775,850
Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/30/19[1]	81,566,237	82,585,815
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	80,342,093	75,937,659
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]	16,277,023	16,424,330
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.75%, 10/11/19[1]	15,996,401	16,136,370
Harland Clarke Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.00%, 8/17/19[1]	38,510,000	38,814,884
Hemisphere Media Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/30/20[1]	16,870,437	16,954,789
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/29/20[1]	25,921,740	26,067,550
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 11/30/20[1]	9,250,000	9,411,875
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranhce B, 5.50%, 6/16/16[1]	18,519,064	18,642,531
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	168,601,201	170,139,687
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/17/20[1]	13,900,000	14,043,351
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 7/19/20[1]	32,500,000	32,906,250
Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 8/17/20[1]	18,922,575	19,047,842
McGraw-Hill Global Education Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.00%, 3/22/19[1]	24,209,063	24,708,374
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	96,350,000	97,373,141

15      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media Continued
Mediacom Broadband LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.00%, 1/20/20[1]	$9,924,623	$9,937,029
Tranche H, 3.25%, 1/29/21[1]	19,402,500	19,499,512
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	7,794,231	7,837,099
Mergermarket Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/7/21[1]	26,935,000	27,036,006
Mergermarket Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 1/7/22[1]	9,975,000	10,049,812
Merrill Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 3/8/18[1]	33,136,730	33,758,043
Micro Holding LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 3/18/19[1]	9,270,000	9,324,072
NEP Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/22/20[1]	52,817,539	53,158,635
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, 4.25%, 1/22/20[1]	12,000,000	12,075,000
Nine Entertainment Co. Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 2/5/20[1]	19,850,000	19,831,401
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 6/9/17[1]	22,245,762	22,384,798
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 6/9/18[1]	7,000,000	7,061,250
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/3/19[1]	40,338,900	40,439,747
Quebecor Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/17/20[1]	21,715,575	21,634,142
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	35,847,004	36,832,796
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/1/20[1]	46,473,986	46,764,449
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	27,339,191	27,612,583
Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/27/20[1]	98,400,000	98,461,500
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	61,036,154	61,722,811
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-4.50%, 3/1/20[1]	134,474,124	135,289,570
UPC Financing Partnership Facility, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AF, 4.00%, 1/31/21[1]	20,000,000	20,145,840
Virgin Media Investment Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 6/8/20[1]	25,000,000	25,089,075
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/12/19[1]	43,819,906	44,066,393
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	158,227,285	159,699,274
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 7/1/20[1]	25,189,400	25,295,674
		2,228,250,330

16      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Multiline Retail—1.1%
Hudson Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/4/20[1]	$45,770,000	$46,513,625
J.C. Penny Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 5/22/18[1]	48,427,685	47,061,879
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 10/25/20[1]	119,657,638	121,211,153
		214,786,657

Specialty Retail—1.2%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]	24,268,486	24,526,339
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/23/17[1]	69,995,015	70,751,600
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]	92,266,657	93,650,288
Jo-Ann Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 3/16/18[1]	21,603,454	21,724,974
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.00%, 9/1/16[1]	8,126,932	7,174,919
Tranche B2, 5.25%, 5/25/18[1]	16,710,921	13,786,510
		231,614,630

Textiles, Apparel & Luxury Goods—0.3%
Atrium Innovations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/28/21[1]	9,215,000	9,304,275
Atrium Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/29/21[1]	13,825,000	14,118,781
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	32,083,963	31,831,879
		55,254,935
Consumer Staples—3.4%
Food & Staples Retailing—1.4%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]	60,141,902	60,868,596
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/17/18[1]	31,597,716	31,745,846
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche 6, 4.00%, 2/21/20[1]	27,293,750	27,489,801
Tranche 6, 5.75%, 8/21/20[1]	36,533,334	37,533,434
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-4.75%, 11/15/19[1]	70,743,048	71,067,263
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/21/19[1]	42,052,027	42,322,379
		271,027,319

Food Products—1.8%
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 7/10/17[1]	45,801,642	45,935,245
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	8,750,000	8,553,125

17      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products Continued
CMS Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/3/20[1]	$34,969,275	$35,209,689
CMS Bakery Supplies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/5/21[1]	13,840,000	14,186,000
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/8/18[1]	36,016,114	36,250,219
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/1/18[1]	53,770,000	54,139,346
H.J. Heinz Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 6/5/20[1]	39,800,000	40,254,436
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/9/20[1]	31,748,052	33,017,974
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.75%, 5/25/18[1]	16,577,550	16,639,716
Tranche B, 3.75%, 9/18/20[1]	29,925,000	29,999,813
Lineage Logistics LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/26/19[1]	25,367,525	25,409,813
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	23,725,775	24,022,347
		363,617,723

Household Products—0.2%
Phillips Pet Foods & Supplies,Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/29/21[1]	22,980,000	23,238,525
Phillips Pet Foods & Supplies,Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 1/28/22[1]	13,775,000	13,981,625
		37,220,150

Personal Products—0.0%
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/20/17[1]	10,018,796	10,125,245
Energy—5.7%
Energy Equipment & Services—4.8%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[1]	19,322,734	19,479,732
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	18,710,000	19,177,750
Atlas Energy LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/31/19[1]	19,950,000	20,573,438
Blackbrush Texstar Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]	24,460,163	24,776,114
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	112,688,000	115,458,209
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	102,532,281	105,095,588
Exco Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 8/19/19[1]	24,875,000	24,968,281
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.875%, 9/28/18[1]	46,498,463	46,832,694
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.375%, 9/30/20[1]	45,715,000	47,053,810

18      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy Equipment & Services Continued
Harvey Gulf International Marine LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]	$50,079,488	$50,924,579
Larchmount Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/7/19[1]	24,875,000	25,372,500
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	38,730,000	39,246,387
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 10/25/17[1]	38,254,944	38,924,405
Tranche B, 5.75%, 3/28/19[1]	32,593,700	33,164,090
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	23,337,725	23,626,529
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	106,422,875	107,088,018
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[1]	52,050,000	51,919,875
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 2/15/19[1]	22,624,635	22,888,596
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/1/19[1]	57,975,322	58,460,303
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1]	46,780,000	47,320,917
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/12/20[1]	31,530,000	31,865,006
		954,216,821

Oil, Gas & Consumable Fuels—0.9%
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]	49,577,638	44,960,721
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 9/25/18[1]	92,620,000	93,112,090
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 4.25%, 12/11/20[1]	35,006,691	35,334,878
Sheridan Production Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/11/20[1]	4,869,684	4,915,337
Sheridan Production Partners II-M LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, Tranche B2, 4.25%, 12/11/20[1]	1,816,125	1,833,152
		180,156,178
Financials—3.8%
Capital Markets—0.7%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.159%, 5/13/17[1]	104,633,121	104,665,871
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	36,610,000	36,564,238
		141,230,109

Commercial Banks—1.0%
Hub International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/2/20[1]	130,252,350	132,042,669
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 9/30/19[1]	71,655,000	72,631,299
		204,673,968

19      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Finance—0.4%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/9/19[1]	$44,106,759	$44,676,486
Grosvenor Capital Management Holdings LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/4/21[1]	31,570,000	31,609,463
		76,285,949

Diversified Financial Services—0.5%
Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/9/20[1]	38,183,046	38,564,876
Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/22/20[1]	39,862,625	40,398,100
Shield Finance Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/27/21[1]	18,550,000	18,704,577
		97,667,553

Insurance—1.0%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[1]	105,914,550	106,708,909
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]	84,006,230	84,846,292
		191,555,201

Real Estate Management & Development—0.2%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/5/20[1]	36,226,250	36,556,814
Health Care—12.0%
Biotechnology—0.3%
eResearch Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 5/2/18[1]	21,740,954	21,876,835
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/1/17[1]	26,199,247	26,515,813
		48,392,648

Health Care Equipment & Supplies—6.9%
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/13/20[1]	28,560,000	28,917,000
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%, 6/30/17[1]	13,666,262	13,787,974
Tranche B2, 4.25%, 6/30/17[1]	11,968,068	12,074,655
Alere, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B1, 4.25%, 6/30/17[1]	765,663	772,482
Alliance Healthcare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 6/3/19[1]	51,483,834	51,475,802
Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 5/23/18[1]	26,051,533	26,442,306
Biomet, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.658%-3.746%, 7/25/17[1]	9,925,063	10,005,684
BSN Medical GMBH & Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.00%, 8/28/19[1]	26,600,000	26,816,125
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 8/1/18[1]	33,107,668	33,231,822

20      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies Continued
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/7/19[1]	$43,202,250	$43,926,622
ConvaTec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/22/16[1]	59,305,216	59,861,202
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/4/19[1]	31,189,046	31,150,060
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]	63,407,613	64,200,208
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/4/20[1]	42,583,275	42,866,794
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 11/4/21[1]	5,000,000	5,031,250
Genex Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/26/18[1]	23,191,875	23,423,794
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/4/18[1]	57,229,267	56,385,135
Harvard Drug, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/16/20[1]	25,284,688	25,584,944
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	49,111,283	48,824,817
Healthport, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/4/19[1]	19,000,000	19,136,572
Healthport, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 10/5/20[1]	6,700,000	6,783,750
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	48,801,299	49,295,412
Ikaria Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 7/3/18[1]	41,544,750	41,726,508
Ikaria, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.66%, 6/22/16[1]	11,851,101	11,880,729
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C, 4.00%, 5/4/18[1]	47,568,383	47,954,638
Tranche D1, 4.50%, 5/4/18[1]	12,000,000	12,165,000
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[1]	32,325,913	31,315,728
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	45,506,325	41,865,819
National Mentor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/31/21[1]	34,785,000	35,111,109
One Call Medical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/20/20[1]	76,290,000	76,862,175
PRA International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/23/20[1]	82,174,050	82,627,404
Progressive Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[1]	27,264,796	27,469,282
Quintiles Transnational Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 6/8/18[1]	67,250,220	67,362,327
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	35,541,729	35,830,506
Salix Pharmaceuticals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/2/20[1]	47,485,000	48,143,854

21      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies Continued
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/29/18[1]	$3,548,252	$3,584,472
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.50%, 6/29/18[1]	2,929,462	2,936,786
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 12/20/21[1]	11,810,000	12,105,250
Trident USA Health, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/20[1]	35,251,650	35,405,876
United Surgical Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/3/19[1]	20,032,073	20,213,624
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 7/3/19[1]	38,496,202	38,897,217
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.50%, 7/3/20[1]	4,735,000	4,832,659
		1,358,285,373

Health Care Providers & Services—3.1%
American Renal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	42,491,462	42,624,248
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/18[1]	43,977,090	44,343,551
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 1/2/19[1]	2,500,000	2,537,500
Aveta/MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	7,340,918	7,423,504
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.25%, 1/27/21[1]	57,510,000	58,177,519
Davita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16[1]	20,860,235	21,019,190
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 5/25/18[1]	44,247,773	44,555,295
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.00%-10.75%, 12/4/17[1]	25,698,160	26,297,775
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/18/19[1]	61,490,000	61,912,744
inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	19,281,949	19,215,677
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 4.25%, 6/1/18[1]	76,041,415	76,796,582
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	5,338,853	5,398,915
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/26/17[1]	46,289,483	46,694,516
RCHP, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/4/18[1]	24,274,030	23,849,234
Select Medical Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 6/1/18[1]	35,431,826	35,697,393
Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/10/20[1]	22,636,250	22,699,631
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/11/19[1]	35,463,642	35,552,301

22      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Providers & Services Continued
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]	$19,595,000	$19,478,410
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.25%, 6/29/18[1]	27,100,944	27,253,386
		621,527,371

Health Care Technology—0.1%
Vitera Healthcare Solution, Sr. Sec. Credit Facilities Term Loan, 6.00%, 11/4/20[1]	22,570,000	22,696,956

Life Sciences Tools & Services—0.2%
Patheon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/9/21[1]	47,110,000	47,114,193

Pharmaceuticals—1.4%
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 12/31/17[1]	7,664,791	7,773,378
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 9/15/17[1]	32,138,121	32,403,100
Healogics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/5/19[1]	21,336,263	21,476,292
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]	68,797,908	69,313,892
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/5/18[1]	27,800,354	28,021,172
PharMEDium Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/22/21[1]	9,280,000	9,349,600
PharMEDium Healthcare Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 1/21/22[1]	4,640,000	4,738,600
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]	108,056,049	108,416,200
		281,492,234
Industrials—24.2%
Aerospace & Defense—1.9%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	25,574,000	23,272,340
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 11/2/18[1]	32,333,870	32,643,725
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/9/20[1]	44,752,840	45,442,795
Doncasters Group Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/9/20[1]	12,800,000	13,040,000
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	18,272,416	18,432,300
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.75%, 2/14/20[1]	28,768,000	28,884,884
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.139%, 12/31/15[2]	30,286,585	9,805,282
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.589%, 6/30/16[2]	9,761,032	1,464,155
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/25/19[1]	32,728,337	33,041,973

23      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense Continued
Landmark Aviation FBO Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/25/19[1]	$2,517,951	$2,542,081
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	25,050,357	24,799,854
Pinnacle Holding Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 12/2/20[1]	19,005,000	19,052,513
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]	43,919,720	43,359,743
Transdigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 2/28/20[1]	25,346,985	25,556,883
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	49,390,685	49,884,592
		371,223,120

Air Freight & Couriers—0.2%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/23/19[1]	39,300,000	39,542,127

Airlines—1.2%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.75%, 6/27/19[1]	120,652,191	121,821,070
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.50%, 4/20/17[1]	39,999,948	40,264,107
Tranche B1, 4.00%, 10/18/18[1]	30,910,580	31,114,714
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/1/19[1]	40,293,299	40,696,030
		233,895,921

Building Products—0.6%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	26,373,900	26,527,739
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 11.998%, 4/30/16[1]	32,289,321	32,248,959
NCI Building Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 6/24/19[1]	19,899,318	19,976,428
Ply Gem Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 1/22/21[1]	10,000,000	10,059,380
Wilsonart International Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/31/19[1]	30,419,561	30,495,609
		119,308,115

Commercial Services & Supplies—10.9%
ADS Waste Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/9/19[1]	17,769,000	17,892,548
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/18/17[1]	36,378,489	36,719,537
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	35,620,066	36,243,417
AlixPartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.00%, 7/10/20[1]	37,562,500	37,854,101
AlixPartners LLP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 7/10/21[1]	13,600,000	13,945,671

24      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies Continued
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]	$13,543,928	$13,611,648
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/2/18[1]	7,475,000	7,512,375
Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 1/27/19[1]	11,595,000	11,672,304
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 5/24/19[1]	59,449,749	59,529,352
Tranche B2, 3.50%, 7/8/20[1]	55,172,750	54,590,843
Audio Visual Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[1]	46,380,000	46,747,190
Brand Energy & Infrastructure Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/20[1]	85,401,808	86,131,310
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-6.75%, 3/16/17[1]	13,411,245	13,486,683
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 3/16/18[1]	14,670,000	14,958,823
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.408%, 5/9/17[1]	100,000,000	100,696,400
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/20/19[1]	42,124,749	42,045,765
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	15,000,000	15,075,000
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/17/18[1]	28,027,198	28,237,402
Edmentum, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 5/17/19[1]	5,000,000	5,037,500
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 4/3/18[1]	32,876,040	32,704,822
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 4.164%, 3/23/18[1]	61,215,219	61,498,339
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.158%, 3/24/17[1]	55,125,094	55,228,454
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.191%, 9/24/18[1]	20,000,000	20,058,340
Garda Security Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	22,692,978	22,869,290
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.25%, 11/6/20[1]	5,819,766	5,864,869
GCA Services Group, Inc., Sr. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 11/1/19[1]	12,775,033	12,878,830
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	10,516,000	10,704,415
Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/30/20[1]	23,730,525	23,997,493
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/27/21[1]	27,830,000	27,841,605
Inmar, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 1/27/22[1]	9,275,000	9,321,375
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/19[1]	52,989,560	53,519,455

25      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies Continued
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/8/17[1]	$31,520,000	$31,017,256
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 7/11/19[1]	26,862,500	27,069,556
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 7/11/20[1]	11,000,000	11,084,788
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	50,611,873	50,706,771
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	18,060,000	17,984,744
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/18/19[1]	30,148,500	30,362,042
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/17/20[1]	14,900,330	15,235,588
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 10/1/19[1]	23,560,003	23,599,278
OPE USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 7/10/20[1]	47,262,500	47,577,599
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.50%, 9/25/17[1]	2,031,530	2,046,259
Tranche C, 5.75%, 3/25/19[1]	33,990,201	34,176,093
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	23,926,520	24,139,610
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	26,962,980	27,266,313
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/1/19[1]	23,700,600	23,878,355
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.75%, 10/1/20[1]	7,605,000	7,643,025
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	53,386,891	53,587,092
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/19/19[1]	84,123,879	84,842,465
Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]	33,366,375	33,496,704
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/30/18[1]	35,347,375	35,671,404
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	13,680,000	13,908,005
Spotless, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/18[1]	57,032,063	57,958,834
Spotless, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/19[1]	19,060,000	19,572,238
STG Fairway Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/28/19[1]	34,774,966	34,883,638
SurveyMonkey.com LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 2/7/19[1]	29,824,874	30,197,685
Synagro Infrastructure Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 8/22/20[1]	24,937,500	24,968,672
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	75,511,718	76,239,877

26      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies Continued
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]	$145,825,286	$149,698,843
Trinet HR Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 8/20/20[1]	49,875,000	50,249,063
Trinet HR Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 2/20/21[1]	20,000,000	20,250,000
Waste Corp. of America LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 3/23/18[1]	16,727,956	16,788,076
WasteQuip LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/9/19[1]	21,392,500	21,499,463
WorldPay/Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[1]	33,205,000	33,545,351
WTG Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/15/21[1]	46,365,000	46,809,316
WTG Holdings III Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 1/15/22[1]	9,315,000	9,454,725
		2,165,883,884

Electrical Equipment—2.6%
Alcatel-Lucent USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.75%, 1/30/19[1]	69,495,000	70,276,819
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 1/25/21[1]	23,190,000	23,445,090
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan:
Tranche B, 7.50%, 1/14/22[1]	4,625,000	4,744,963
Tranche B, 8.75%, 1/24/22[1]	8,350,000	8,566,582
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	66,439,286	67,601,974
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 11/22/18[1]	17,951,940	17,951,940
EIG Investors Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/19[1]	40,957,350	41,247,451
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/24/21[1]	3,710,000	3,710,000
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.75%-5.00%, 2/28/20[1]	108,233,234	109,417,089
Tranche B5, 5.00%, 1/15/21[1]	68,740,250	69,721,242
Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[1]	33,420,000	33,712,425
Mitel Networks Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 1/31/20[1]	13,915,000	14,054,150
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.50%, 1/11/20[1]	21,695,625	21,960,051
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	16,530,987	16,634,306
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/8/18[1]	19,538,063	19,593,024
		522,637,106

Industrial Conglomerates—2.4%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/9/18[1]	38,774,966	38,960,776

27      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates Continued
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	$39,519,000	$39,790,614
Crosby Worldwide Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/23/20[1]	57,500,000	57,811,478
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 11/2/18[1]	24,765,399	25,074,966
Tranche B2, 4.00%, 11/2/18[1]	14,597,722	14,780,193
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/30/19[1]	6,490,000	6,619,800
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	35,500,000	35,855,000
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[1]	31,017,263	31,327,435
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/20/20[1]	22,955,000	23,284,978
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	95,640,300	95,651,203
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%-4.25%, 5/28/17[1]	18,233,122	18,362,267
Isola USA Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 11/29/18[1]	23,885,000	24,482,125
Minimax GmbH & Co. KG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/14/20[1]	25,621,250	25,909,489
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.75%, 5/9/17[1]	36,175,677	36,379,165
		474,289,489

Machinery—2.1%
Accudyne Industries Borrower SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/13/19[1]	35,955,950	36,190,311
Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/10/18[1]	17,449,770	17,602,456
August LuxUK Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/27/18[1]	32,440,158	32,845,660
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.00%, 10/11/17[1]	18,403,846	18,127,788
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	20,638,600	20,806,289
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/13/19[1]	35,000,000	35,153,125
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/28/20[1]	30,726,643	30,836,890
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/17/18[1]	20,831,569	20,987,806
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/21/20[1]	81,545,625	82,111,878
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/20[1]	36,780,175	37,063,677
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	78,759,042	79,398,645
		411,124,525

28      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Marine—0.5%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/31/17[1]	$17,282,699	$17,275,492
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	32,201,663	32,161,411
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	48,350,000	49,317,000
		98,753,903

Road & Rail—0.3%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/21/17[1]	24,932,715	25,161,273
US Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	4,366,483	4,344,651
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]	26,789,399	27,001,249
		56,507,173

Trading Companies & Distributors—1.5%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]	32,601,175	33,151,320
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/17[1]	62,157,541	62,553,484
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 3/19/17[1]	55,411,679	57,316,456
JG Wentworth, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	42,292,087	43,402,254
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[1]	51,372,007	51,998,129
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	60,043,155	60,581,022
		309,002,665
Information Technology—5.3%
Communications Equipment—0.2%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/31/19[1]	28,955,244	29,172,409

Computers & Peripherals—0.8%
Dell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/29/20[1]	157,312,975	156,822,310

Electronic Equipment, Instruments, & Components—0.4%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]	25,946,610	26,222,292
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	32,421,147	32,731,839
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 4/30/20[1]	11,424,451	11,843,351
		70,797,482

29      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services—1.0%
Active Network, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[1]	$33,820,000	$34,020,823
Active Network, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/15/21[1]	10,515,000	10,672,725
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]	39,846,477	39,005,278
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8.00%, 3/31/18[1]	45,641,322	46,154,650
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 6/26/20[1]	5,800,000	6,003,000
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/25/19[1]	19,995,077	20,126,305
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[1]	27,250,000	27,513,998
Mitchell International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 10/11/21[1]	23,162,360	23,567,701
		207,064,480

IT Services—0.4%
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/19/18[1]	25,289,806	25,580,639
Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	59,250,346	59,787,332
		85,367,971

Office Electronics—0.7%
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/10/20[1]	141,415,000	141,770,747

Software—1.8%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[1]	69,661,531	70,497,469
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.00%, 10/10/18[1]	56,028,120	56,308,261
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 10/10/19[1]	14,560,000	14,924,000
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 3.75%, 6/3/20[1]	39,874,745	40,067,898
ION Trading Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/22/20[1]	35,382,200	35,758,136
ION Trading Technologies Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.25%, 5/22/21[1]	9,370,000	9,533,975
MRI Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 1/16/21[1]	10,210,000	10,261,050
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[1]	99,510,084	100,588,077
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	21,105,000	21,674,835
		359,613,701

30      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Materials—9.4%
Chemicals—3.8%
Al Chem & CY SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	$17,179,434	$17,351,229
Tranche B2, 4.50%, 10/4/19[1]	8,913,583	9,002,719
Arysta Lifescience SPC LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	39,546,275	40,015,887
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.25%, 8/28/20[1]	2,942,828	2,968,578
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/28/20[1]	38,977,172	39,318,222
Chromaflo Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	14,325,000	14,468,250
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	46,663,550	47,217,679
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]	62,146,644	62,721,501
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/20/19[1]	20,785,100	20,923,674
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	3,800,000	3,904,500
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/4/18[1]	67,867,293	68,321,733
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/7/20[1]	23,892,469	24,106,497
Millennium Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.997%, 11/15/14[1]	9,507,826	9,553,387
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 9/8/17[1]	8,506,359	8,527,625
Tranche B2, 5.00%, 9/9/17[1]	15,649,574	15,688,698
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	24,968,414	24,791,562
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 8/20/19[1]	39,287,784	40,122,650
OXEO Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]	47,606,100	48,141,669
OXEO Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]	8,880,000	9,090,900
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/7/17[1]	65,621,279	66,295,079
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]	34,588,789	34,927,483
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 1/31/19[1]	5,225,000	5,290,312
Taminco Global Chemical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 2/15/19[1]	2,785,000	2,795,444
Tata Chemicals North Anmerica, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 8/7/20[1]	19,900,000	20,011,937
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/19/20[1]	87,878,400	89,050,083

31      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals Continued
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/30/17[1]	$29,926,018	$29,800,448
		754,407,746

Construction Materials—1.2%
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/28/20[1]	47,151,825	47,284,463
Continental Building Products LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.75%, 2/26/21[1]	5,700,000	5,738,002
CPG International, Inc., Sr. Sec. Credit Facilities Term Loan, 4.75%, 9/30/20[1]	34,912,500	35,070,689
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/17[1]	38,949,533	39,287,537
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/26/20[1]	83,266,313	84,107,302
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[1]	9,530,000	9,806,370
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/31/19[1]	17,355,872	17,431,804
		238,726,167

Containers & Packaging—1.4%
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/17/19[1]	47,837,805	48,271,359
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.00%, 12/17/19[1]	19,330,000	19,426,650
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.75%, 1/16/21[1]	46,345,000	46,415,352
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/1/19[1]	18,126,762	18,629,018
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/3/19[1]	34,919,315	35,301,262
Exopack LLC/Cello-Foil Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/8/19[1]	33,340,000	33,996,398
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/21/18[1]	37,312,500	37,872,188
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/1/18[1]	15,288,586	15,486,864
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/17/19[1]	19,551,750	19,690,235
		275,089,326

Metals & Mining—2.4%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	1,890,661	189
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/16/18[1]	53,511,031	53,128,802
Bowie Resources Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/16/20[1]	19,750,000	19,996,875
Constellium Holdco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 3/25/20[1]	25,811,393	26,505,074

32      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Metals & Mining Continued
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.00%, 9/5/19[1]	$93,883,034	$95,425,439
FMG Resources August 2006 Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/28/19[1]	75,855,525	76,803,719
Foresight Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/21/20[1]	39,900,000	40,323,938
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/5/19[1]	62,065,000	62,833,054
Norander Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	32,882,744	31,320,813
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/24/20[1]	49,875,000	50,303,476
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/2/18[1]	33,673,561	32,567,149
		489,208,528

Paper & Forest Products—0.6%
Appvion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 6/28/19[1]	56,103,075	56,722,565
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	21,887,515	22,069,904
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	7,510,000	7,707,138
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/10/19[1]	30,770,375	30,924,227
		117,423,834
Telecommunication Services—4.0%
Diversified Telecommunication Services—3.4%
Cincinnati Bell, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 9/10/20[1]	53,362,500	53,634,062
ConvergeOne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 5/8/19[1]	20,697,371	20,800,858
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	63,280,631	65,600,942
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	50,705,679	50,262,004
Global Tel Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 11/23/20[1]	25,000,000	24,250,000
Greenneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/13/20[1]	25,000,000	25,083,325
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]	25,800,038	26,180,588
Integra Telecom, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/21/20[1]	8,000,000	8,242,000
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.75%, 7/31/17[1]	45,168,694	45,507,460
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	9,481,735	9,552,848
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche BI, 4.00%, 1/15/20[1]	100,580,000	101,397,212
Tranche BIII, 4.00%, 8/1/19[1]	8,865,000	8,937,028

33      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services Continued
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-4.50%, 4/13/20[1]	$81,667,000	$82,006,572
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 4/12/21[1]	14,185,041	14,521,936
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/30/20[1]	35,740,425	35,651,074
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	15,245,000	15,235,472
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	43,624,084	43,918,547
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/2/19[1]	47,639,218	47,996,512
		678,778,440

Wireless Telecommunication Services—0.6%
Cricket Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.75%, 3/8/20[1]	34,546,400	34,660,541
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	52,811,338	53,041,966
Syniverse Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 4/23/19[1]	17,451,387	17,574,995
		105,277,502
Utilities—1.9%
Electric Utilities—1.6%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[1]	75,666,435	76,494,074
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 8/13/18[1]	4,962,547	5,016,827
Intergen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/15/20[1]	39,800,000	40,198,000
LA Frontera Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 9/30/20[1]	32,694,565	33,062,379
Linden Cogenaration, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/17/20[1]	19,105,000	19,254,268
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche C, 5.018%, 2/22/15[2]	33,871,989	20,238,514
Moxie Liberty LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.50%, 8/21/20[1]	36,000,000	36,810,000
Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[1]	19,395,000	19,952,606
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/20[1]	75,000,000	75,455,325
		326,481,993

Energy Traders—0.1%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[1]	22,294,680	22,457,253

Gas Utilities—0.2%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	20,500,000	21,089,375

34      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Gas Utilities Continued
Power Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.25%-4.25%, 5/6/20[1]	$15,928,889	$15,887,342
		36,976,717
Total Corporate Loans (Cost $19,504,892,187)		19,640,755,696

Corporate Bonds and Notes—0.5%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25% Sec. Nts., 3/1/22[4]	26,860,000	31,258,325
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20	2,744,300	2,499,531
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[4]	8,870,000	9,380,025
Jurassic Holdings III, Inc., 6.875% Sec. Nts., 2/15/21[4]	12,335,000	12,427,513
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[4]	5,500,000	5,912,500
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19	24,041,000	25,964,280
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	10,880,000	6,745,600
Total Corporate Bonds and Notes (Cost $91,797,655)		94,187,774

	Shares
Preferred Stock—0%
Alpha Media Group, Inc., Preferred[3,6] (Cost $–)	1,145	—

Common Stocks—0.6%
Alpha Media Group, Inc.[3,6]	8,587	—
Cinram International Income Fund[6]	17,849,008	—
Eningen Realty, Inc.[6]	1,642	7,184
ION Media Networks, Inc.[6]	35,695	5,675,505
Media General, Inc., Cl. A6	5,842,744	104,176,125
Precision Partners[6]	185	71,507
Revel Entertainment, Inc.[6]	365,409	—
Total Common Stocks (Cost $61,953,379)		109,930,321

Investment Companies—3.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[3,7]	616,178,865	616,178,865
Oppenheimer Ultra-Short Duration Fund, Cl. Y3	10,007,312	100,273,263
Total Investment Companies (Cost $716,452,128)		716,452,128

Total Investments, at Value (Cost $20,375,095,349)	103.6%	20,561,325,919
Liabilities in Excess of Other Assets	(3.6)	(705,401,416)
Net Assets	100.0%	$19,855,924,503

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

35      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2013	Gross Additions	Gross Reductions	Shares January 31, 2014
Alpha Media Group, Inc.	8,587	—	—	8,587
Alpha Media Group, Inc., Preferred	1,145	—	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16	25,238,104	1,589,014	—	26,827,118
Oppenheimer Institutional Money Market Fund, Cl. E	1,101,188,372	2,937,164,359	3,422,173,866	616,178,865
Oppenheimer Ultra-Short Duration Fund, Cl. Y (formerly Oppenheimer Short Duration Fund, Cl. Y)	7,501,219	2,506,115	22	10,007,312

			Value	Income
Alpha Media Group, Inc.			$—	$—
Alpha Media Group, Inc., Preferred			—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16			1,073,085	79,079
Oppenheimer Institutional Money Market Fund, Cl. E			616,178,865	299,832
Oppenheimer Ultra-Short Duration Fund, Cl. Y (formerly Oppenheimer Short Duration Fund, Cl. Y)			100,273,263	133,640
Total			$717,525,213	$512,551

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $58,978,363 or 0.30% of the Fund’s net assets as of January 31, 2014.

5. Restricted security. The aggregate value of restricted securities as of January 31, 2014 was $6,745,600, which represents 0.03% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	9/18/12-10/7/13	$8,612,007	$6,745,600	$1,866,407

6. Non-income producing security.

7. Rate shown is the 7-day yield as of January 31, 2014.

See accompanying Notes to Financial Statements.

36      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2014 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $19,645,658,599)	$19,843,800,706
Affiliated companies (cost $729,436,750)	717,525,213
20,561,325,919
Cash	216,865,693
Receivables and other assets:
Shares of beneficial interest sold	135,738,080
Investments sold	133,000,862
Interest, dividends and principal paydowns	83,737,275
Other	1,377,222
Total assets	21,132,045,051
Liabilities
Payables and other liabilities:
Investments purchased	1,209,200,449
Shares of beneficial interest redeemed	47,759,852
Dividends	11,740,070
Distribution and service plan fees	2,563,259
Transfer and shareholder servicing agent fees	2,503,856
Trustees’ compensation	85,580
Shareholder communications	81,773
Other	2,185,709
Total liabilities	1,276,120,548
Net Assets	$19,855,924,503

Composition of Net Assets
Par value of shares of beneficial interest	$2,358,289
Additional paid-in capital	20,252,508,964
Accumulated net investment loss	(2,299,109)
Accumulated net realized loss on investments	(582,874,211)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	186,230,570
Net Assets	$19,855,924,503

37      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,388,461,566 and 876,855,228 shares of beneficial interest outstanding)	$8.43
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.74
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,679,164 and 11,350,553 shares of beneficial interest outstanding)	$8.43
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,071,442,865 and 482,655,148 shares of beneficial interest outstanding)	$8.44
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $521,874,344 and 62,085,954 shares of beneficial interest outstanding)	$8.41
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,474,980 and 1,837,262 shares of beneficial interest outstanding)	$8.42
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $7,762,991,584 and 923,504,567 shares of beneficial interest outstanding)	$8.41

See accompanying Notes to Financial Statements.

38      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2014 Unaudited

Investment Income
Interest:
Unaffiliated companies (net of foreign withholding taxes of $846)	$475,588,347
Affiliated companies	79,079
Dividends:
Unaffiliated companies	15,847,461
Affiliated companies	433,472
Other income	1,768,155
Total investment income	493,716,514
Expenses
Management fees	51,121,449
Distribution and service plan fees:
Class A	8,286,826
Class B	358,855
Class C	17,337,523
Class N	30,042
Transfer and shareholder servicing agent fees:
Class A	3,895,098
Class B	89,286
Class C	1,979,247
Class I	46,441
Class N	7,855
Class Y	3,774,716
Shareholder communications:
Class A	380,244
Class B	11,226
Class C	180,742
Class I	247
Class N	1,212
Class Y	363,950
Borrowing fees	5,827,345
Custodian fees and expenses	1,309,021
Trustees’ compensation	144,408
Other	776,211
Total expenses	95,921,944
Less waivers and reimbursements of expenses	(445,324)
Net expenses	95,476,620
Net Investment Income	398,239,894

39      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on unaffiliated companies	$(27,872,231)
Net change in unrealized appreciation/depreciation on:
Investments	102,470,452
Translation of assets and liabilities denominated in foreign currencies	(56,794)
Net change in unrealized appreciation/depreciation	102,413,658
Net Increase in Net Assets Resulting from Operations	$472,781,321

See accompanying Notes to Financial Statements.

40      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$398,239,894	$435,782,859

Net realized loss	(27,872,231)	(667,347)

Net change in unrealized appreciation/depreciation	102,413,658	137,841,592

Net increase in net assets resulting from operations	472,781,321	572,957,104

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(152,471,663)	(166,395,707)
Class B	(1,929,067)	(3,808,969)
Class C	(73,703,410)	(99,790,333)
Class I	(7,800,050)	(1,723,172)
Class N	(261,089)	(80,040)
Class Y	(162,227,919)	(127,987,582)

	(398,393,198)	(399,785,803)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	2,016,084,299	2,613,863,253
Class B	5,994,531	(8,569,211)
Class C	924,067,608	1,236,905,452
Class I	361,080,298	159,429,369
Class N	7,842,403	7,558,234
Class Y	3,016,130,514	3,257,063,133

	6,331,199,653	7,266,250,230

Net Assets
Total increase	6,405,587,776	7,439,421,531

Beginning of period	13,450,336,727	6,010,915,196

End of period (including accumulated net investment loss of $2,299,109 and $2,145,805, respectively)	$19,855,924,503	$13,450,336,727

See accompanying Notes to Financial Statements.

41      OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$8.39	$8.19	$8.33	$8.04	$7.18	$8.27

Income (loss) from investment operations:
Net investment income[2]	0.20	0.44	0.44	0.49	0.50	0.48
Net realized and unrealized gain (loss)	0.04	0.17	(0.16)	0.27	0.82	(0.99)

Total from investment operations	0.24	0.61	0.28	0.76	1.32	(0.51)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)	(0.41)	(0.42)	(0.47)	(0.46)	(0.58)

Net asset value, end of period	$8.43	$8.39	$8.19	$8.33	$8.04	$7.18

Total Return, at Net Asset Value[3]	2.86%	7.63%	3.58%	9.65%	18.64%	(4.89)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,388,462	$5,345,041	$2,657,114	$3,125,845	$838,425	$575,490

Average net assets (in thousands)	$6,512,029	$3,403,854	$2,558,060	$1,961,051	$666,512	$624,278

Ratios to average net assets:[4]
Net investment income	4.64%	5.32%	5.47%	5.89%	6.47%	7.15%
Expenses excluding interest and fees from borrowings	1.00%	1.01%	1.06%	1.01%	1.14%	1.12%
Interest and fees from borrowings	0.07%	0.06%	0.11%	0.06%	0.29%	0.68%

Total expenses[5]	1.07%	1.07%	1.17%	1.07%	1.43%	1.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.06%	1.06%	1.16%	1.06%	1.42%	1.75%

Portfolio turnover rate	25%	68%	54%	52%	67%	51%

42      OPPENHEIMER SENIOR FLOATING RATE FUND

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2014	1.08%
Year Ended July 31, 2013	1.08%
Year Ended July 31, 2012	1.18%
Year Ended July 29, 2011	1.08%
Year Ended July 30, 2010	1.44%
Year Ended July 31, 2009	1.81%

See accompanying Notes to Financial Statements.

43      OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$8.40	$8.20	$8.34	$8.05	$7.18	$8.27

Income (loss) from investment operations:
Net investment income[2]	0.17	0.40	0.39	0.44	0.46	0.44
Net realized and unrealized gain (loss)	0.03	0.16	(0.16)	0.27	0.82	(0.99)

Total from investment operations	0.20	0.56	0.23	0.71	1.28	(0.55)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.36)	(0.37)	(0.42)	(0.41)	(0.54)

Net asset value, end of period	$8.43	$8.40	$8.20	$8.34	$8.05	$7.18

Total Return, at Net Asset Value[3]	2.44%	6.96%	2.92%	8.92%	18.04%	(5.49)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,679	$89,319	$95,676	$107,129	$87,676	$98,997

Average net assets (in thousands)	$93,926	$87,671	$95,258	$94,654	$96,622	$106,162

Ratios to average net assets:[4]
Net investment income	4.08%	4.78%	4.84%	5.34%	5.86%	6.53%
Expenses excluding interest and fees from borrowings	1.59%	1.64%	1.69%	1.70%	1.80%	1.76%
Interest and fees from borrowings	0.07%	0.06%	0.11%	0.06%	0.29%	0.68%

Total expenses[5]	1.66%	1.70%	1.80%	1.76%	2.09%	2.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.69%	1.79%	1.75%	2.08%	2.39%

Portfolio turnover rate	25%	68%	54%	52%	67%	51%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2014	1.67%
Year Ended July 31, 2013	1.71%
Year Ended July 31, 2012	1.81%
Year Ended July 29, 2011	1.77%
Year Ended July 30, 2010	2.10%
Year Ended July 31, 2009	2.45%

See accompanying Notes to Financial Statements.

44      OPPENHEIMER SENIOR FLOATING RATE FUND

Class C	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$8.40	$8.20	$8.34	$8.05	$7.19	$8.27

Income (loss) from investment operations:
Net investment income[2]	0.17	0.40	0.41	0.45	0.47	0.45
Net realized and unrealized gain (loss)	0.04	0.17	(0.16)	0.27	0.81	(0.98)

Total from investment operations	0.21	0.57	0.25	0.72	1.28	(0.53)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.37)	(0.39)	(0.43)	(0.42)	(0.55)

Net asset value, end of period	$8.44	$8.40	$8.20	$8.34	$8.05	$7.19

Total Return, at Net Asset Value[3]	2.52%	7.11%	3.10%	9.10%	18.06%	(5.22)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,071,443	$3,132,135	$1,845,423	$1,877,203	$831,166	$670,264

Average net assets (in thousands)	$3,679,867	$2,258,041	$1,750,570	$1,320,002	$740,664	$705,289

Ratios to average net assets:[4]
Net investment income	3.97%	4.85%	5.00%	5.44%	6.01%	6.66%
Expenses excluding interest and fees from borrowings	1.67%	1.49%	1.52%	1.51%	1.62%	1.60%
Interest and fees from borrowings	0.07%	0.06%	0.11%	0.06%	0.29%	0.68%

Total expenses[5]	1.74%	1.55%	1.63%	1.57%	1.91%	2.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.73%	1.54%	1.62%	1.56%	1.90%	2.23%

Portfolio turnover rate	25%	68%	54%	52%	67%	51%

45      OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2014	1.75%
Year Ended July 31, 2013	1.56%
Year Ended July 31, 2012	1.64%
Year Ended July 29, 2011	1.58%
Year Ended July 30, 2010	1.92%
Year Ended July 31, 2009	2.29%

See accompanying Notes to Financial Statements.

46      OPPENHEIMER SENIOR FLOATING RATE FUND

Class I	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013[1]
Per Share Operating Data
Net asset value, beginning of period	$8.38	$8.27
Income (loss) from investment operations:
Net investment income[2]	0.21	0.35
Net realized and unrealized gain	0.03	0.09
Total from investment operations	0.24	0.44
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.21)	(0.33)
Net asset value, end of period	$8.41	$8.38

Total Return, at Net Asset Value[3]	2.92%	5.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$521,874	$159,260
Average net assets (in thousands)	$306,854	$45,348
Ratios to average net assets:[4]
Net investment income	5.03%	5.55%
Expenses excluding interest and fees from borrowings	0.65%	0.63%
Interest and fees from borrowings	0.07%	0.06%
Total expenses[5]	0.72%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%	0.68%
Portfolio turnover rate	25%	68%

1. For the period from October 26, 2012 (inception of offering) to July 31, 2013.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2014	0.73%
Period Ended July 31, 2013	0.70%

See accompanying Notes to Financial Statements.

47      OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class N	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013[1]
Per Share Operating Data
Net asset value, beginning of period	$8.39	$8.29
Income (loss) from investment operations:
Net investment income[2]	0.18	0.31
Net realized and unrealized gain	0.04	0.08
Total from investment operations	0.22	0.39
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.29)
Net asset value, end of period	$8.42	$8.39

Total Return, at Net Asset Value[3]	2.60%	4.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,475	$7,577
Average net assets (in thousands)	$11,793	$2,375
Ratios to average net assets:[4]
Net investment income	4.39%	4.99%
Expenses excluding interest and fees from borrowings	1.28%	1.27%
Interest and fees from borrowings	0.07%	0.06%
Total expenses[5]	1.35%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%	1.32%
Portfolio turnover rate	25%	68%

1. For the period from October 26, 2012 (inception of offering) to July 31, 2013.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2014	1.36%
Period Ended July 31, 2013	1.34%

See accompanying Notes to Financial Statements.

48      OPPENHEIMER SENIOR FLOATING RATE FUND

Class Y	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$8.37	$8.17	$8.31	$8.03	$7.16	$8.25

Income (loss) from investment operations:
Net investment income[2]	0.21	0.46	0.46	0.50	0.52	0.47
Net realized and unrealized gain (loss)	0.04	0.17	(0.16)	0.27	0.83	(0.96)

Total from investment operations	0.25	0.63	0.30	0.77	1.35	(0.49)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.21)	(0.43)	(0.44)	(0.49)	(0.48)	(0.60)

Net asset value, end of period	$8.41	$8.37	$8.17	$8.31	$8.03	$7.16

Total Return, at Net Asset Value[3]	3.00%	7.93%	3.85%	9.81%	19.18%	(4.66)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,762,992	$4,717,005	$1,412,702	$1,290,014	$42,002	$8,507

Average net assets (in thousands)	$6,578,316	$2,502,666	$1,141,887	$557,932	$17,679	$7,054

Ratios to average net assets:[4]
Net investment income	4.89%	5.55%	5.73%	6.01%	6.67%	7.34%
Expenses excluding interest and fees from borrowings	0.74%	0.72%	0.79%	0.72%	0.76%	0.94%
Interest and fees from borrowings	0.07%	0.06%	0.11%	0.06%	0.29%	0.68%

Total expenses[5]	0.81%	0.78%	0.90%	0.78%	1.05%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.77%	0.89%	0.77%	1.04%	1.57%

Portfolio turnover rate	25%	68%	54%	52%	67%	51%

49      OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2014	0.82%
Year Ended July 31, 2013	0.79%
Year Ended July 31, 2012	0.91%
Year Ended July 29, 2011	0.79%
Year Ended July 30, 2010	1.06%
Year Ended July 31, 2009	1.63%

See accompanying Notes to Financial Statements.

50      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2014 Unaudited

1. Significant Accounting Policies

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

    The Fund offers Class A, Class C, Class I, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

51      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

    As of January 31, 2014, securities with an aggregate market value of $19,640,755,696, representing 98.92% of the Fund’s net assets were comprised of Senior Loans.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of January 31, 2014 is as follows:

Cost	$89,638,439
Market Value	$32,750,063
Market value as % of Net Assets	0.16%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

52      OPPENHEIMER SENIOR FLOATING RATE FUND

1. Significant Accounting Policies (Continued)

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

    Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

    During the fiscal year ended July 31, 2013, the Fund utilized $21,037,956 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2013 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2014	$4,679,034
2015	6,897,861
2016	50,471,975
2017	186,215,370
2018	203,947,679
2019	29,853,127
No expiration	68,447,979

Total	$550,513,025

53      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

As of January 31, 2014, it is estimated that the capital loss carryforwards would be $482,065,046 expiring by 2019 and $96,320,210 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2014, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

    The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2014 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$20,375,095,349

Gross unrealized appreciation	$332,018,379
Gross unrealized depreciation	(145,787,809)

Net unrealized appreciation	$186,230,570

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

54      OPPENHEIMER SENIOR FLOATING RATE FUND

1. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

    The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

55      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

56      OPPENHEIMER SENIOR FLOATING RATE FUND

2. Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

57      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$19,640,755,696	$—	$19,640,755,696
Corporate Bonds and Notes	—	94,187,774	—	94,187,774
Preferred Stock	—	—	—	—
Common Stocks	104,247,632	7,184	5,675,505	109,930,321
Investment Companies	716,452,128	—	—	716,452,128

Total Assets	$820,699,760	$19,734,950,654	$5,675,505	$20,561,325,919

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

58      OPPENHEIMER SENIOR FLOATING RATE FUND

2. Securities Valuation (Continued)

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*

Investments, at Value:
Corporate Loans	$189	$—	$—	$(189)
Common Stocks	7,184	(16,256,475)	16,256,475	(7,184)

Total Assets	$7,373	$(16,256,475)	$16,256,475	$(7,373)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013[1]
	Shares	Amount	Shares	Amount

Class A
Sold	333,454,861	$2,799,870,754	407,709,356	$3,408,860,964
Dividends and/or distributions reinvested	16,285,090	136,805,776	17,639,583	147,204,021
Redeemed	(109,611,516)	(920,592,231)	(112,950,000)	(942,201,732)

Net increase	240,128,435	$2,016,084,299	312,398,939	$2,613,863,253

Class B
Sold	2,274,010	$19,091,759	2,793,510	$23,352,560
Dividends and/or distributions reinvested	202,507	1,701,258	392,523	3,273,144
Redeemed	(1,761,299)	(14,798,486)	(4,223,730)	(35,194,915)

Net increase (decrease)	715,218	$5,994,531	(1,037,697)	$(8,569,211)

Class C
Sold	143,106,351	$1,202,798,053	182,467,507	$1,527,016,773
Dividends and/or distributions reinvested	6,902,631	58,049,975	9,068,811	75,747,636
Redeemed	(40,051,061)	(336,780,420)	(43,839,662)	(365,858,957)

Net increase	109,957,921	$924,067,608	147,696,656	$1,236,905,452

Class I
Sold	45,120,792	$378,236,278	18,985,257	$159,180,441
Dividends and/or distributions reinvested	830,668	6,968,224	167,601	1,402,787
Redeemed	(2,880,540)	(24,124,204)	(137,824)	(1,153,859)

Net increase	43,070,920	$361,080,298	19,015,034	$159,429,369

1. For the year ended July 31, 2013 for Class A, Class B, Class C and Class Y shares, and for the period from October 26, 2012 (inception of offering) to July 31, 2013 for Class I and N shares.

59      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Shares of Beneficial Interest (Continued)

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013[1]
	Shares	Amount	Shares	Amount

Class N
Sold	1,094,767	$9,189,224	926,309	$7,754,479
Dividends and/or distributions reinvested	28,760	241,619	9,120	76,414
Redeemed	(189,095)	(1,588,440)	(32,599)	(272,659)

Net increase	934,432	$7,842,403	902,830	$7,558,234

Class Y
Sold	481,440,593	$4,032,198,876	474,905,029	$3,961,109,317
Dividends and/or distributions reinvested	16,331,855	136,893,293	12,489,460	104,100,230
Redeemed	(137,538,846)	(1,152,961,655)	(96,982,627)	(808,146,414)

Net increase	360,233,602	$3,016,130,514	390,411,862	$3,257,063,133

1. For the year ended July 31, 2013 for Class A, Class B, Class C and Class Y shares, and for the period from October 26, 2012 (inception of offering) to July 31, 2013 for Class I and N shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2014 were as follows:

	Purchases	Sales

Investment securities	$10,258,159,707	$4,299,744,534

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule through October 31, 2013
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5 billion	0.58

Fee Schedule effective November 1, 2013
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Next $5 billion	0.58
Over $10 billion	0.56

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

60      OPPENHEIMER SENIOR FLOATING RATE FUND

5. Fees and Other Transactions with Affiliates (Continued)

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2013 were as follows:

Class B	$7,682,370
Class C	103,285,771
Class N	62,703

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor

January 31, 2014	$1,017,716	$128,368	$44,970	$397,730	$1,167

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF and Oppenheimer Ultra-Short Duration Fund. During the six months ended January 31, 2014, the Manager waived fees and/or reimbursed the Fund $445,324.

    The Transfer Agent has contractually agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

    Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Restricted Securities

As of January 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

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7. Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $13,585,868 at January 31, 2014. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At January 31, 2014, these commitments have a market value of $13,804,560 and have been included as Corporate Loans in the Statement of Investments.

8. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

    The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations. Details of the borrowings for the six months ended January 31, 2014 are as follows:

Fees Paid	$3,419,950

As of January 31, 2014, the Fund had no such borrowings outstanding.

9. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On March 5, 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. The settlements are subject to a variety of contingencies, including approval by the court. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

63      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Pending Litigation (Continued)

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On January 7, 2014, the appellate court affirmed the trial court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

64      OPPENHEIMER SENIOR FLOATING RATE FUND

9. Pending Litigation (Continued)

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

65      OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance

66      OPPENHEIMER SENIOR FLOATING RATE FUND

services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and Margaret Hui, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail bank loan funds. The Board noted that the Fund outperformed its performance category median for the three-, five- and ten-year periods but underperformed for the one-year period.

Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail bank loan funds with comparable asset levels and distribution features. The Board considered that the Fund’s contractual management fees were lower than its peer group median and category median. The Board also noted that the Fund’s total expenses were higher than its peer group median and equal to its category median. Within the total asset range of $5 to $10 billion, the Fund’s effective fee rate was higher than its peer group median and category median. The Board noted that the Fund was converted into an open-end fund in July 2010. The Board considered the Manager’s assertion that, since that time, the Fund has maintained a liquidity facility to help manage significant redemptions, which has contributed to the Fund’s overall expenses.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s evaluation, the Managers agreed to a revised breakpoint schedule as negotiated by the Board that, effective October 2013, includes an additional fee breakpoint of 0.56% for assets in excess of $10 billion.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2014. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER SENIOR FLOATING RATE FUND

Trustees and Officers	Sam Freedman, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Margaret Hui, Vice President
Joseph Welsh, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2014 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

—	Applications or other forms
—	When you create a user ID and password for online account access
—	When you enroll in eDocs Direct, our electronic document delivery service
—	Your transactions with us, our affiliates or others
—	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
—	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

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PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

—	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
—	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
—	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2013. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at **oppenheimerfunds.com** for 24-hr access to account information and transactions or call us at **800.CALL OPP (800.225.5677)** for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
© 2014 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0291.001.0114 March 24, 2014

SR0000.010.0114.fnl.indd 30 2/10/14 12:14 PM

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/13/2014